LEASE - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Description [Abstract]
Operating and variable lease cost	$ 36,679	$ 27,124	$ 21,104
Short-term lease cost	2,405	1,619	1,854
Total operating lease cost	$ 39,084	$ 28,743	$ 22,958